Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign Currency Transaction Gain (Loss), Unrealized	$ 29,884	$ 16,656	$ (16,194)
Unrealized gains (losses)	70,650	42,652	(16,467)
Realized and unrealized gain (loss) on non-designated derivative instruments (note 13)	65,668	8,523	(33,334)
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ 25,478	8,612	(21,356)
Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments	The effect of the gain (loss) on these derivatives on the Company’s consolidated statements of income is as follows:

	Year Ended December 31,
	2022 $			2021 $			2020 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(4,982)	70,252	65,270	(16,117)	42,652	26,535	(16,626)	(16,669)	(33,295)
Interest rate swap agreements termination	—	—	—	(18,012)	—	(18,012)	—	—	—
Foreign currency forward contracts	—	398	398	—	—	—	(241)	202	(39)
	(4,982)	70,650	65,668	(34,129)	42,652	8,523	(16,867)	(16,467)	(33,334)
The effect of the gain (loss) on these derivatives on the Company's consolidated statements of income is as follows:

	Year Ended December 31,
	2022 $			2021 $			2020 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	(2,546)	(9,881)	(12,427)	(5,294)	4,705	(589)	(6,588)	26,832	20,244
Cross currency swap agreements maturity and termination	—	—	—	(2,470)	—	(2,470)	(33,844)	—	(33,844)
	(2,546)	(9,881)	(12,427)	(7,764)	4,705	(3,059)	(40,432)	26,832	(13,600)

Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ (4,982)	(34,129)	(16,867)
Realized and unrealized gain (loss) on non-designated derivative instruments (note 13)	65,668	8,523	(33,334)
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	70,650	42,652	(16,467)
Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign Currency Transaction Gain (Loss), Realized	(2,546)	(7,764)	(40,432)
Foreign Currency Transaction Gain (Loss), Unrealized	(9,881)	4,705	26,832
Foreign Currency Transaction Gain (Loss), before Tax, Total	(12,427)	(3,059)	(13,600)
Interest Rate Swap [Member] | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(4,982)	(16,117)	(16,626)
Realized and unrealized gain (loss) on non-designated derivative instruments (note 13)	65,270	26,535	(33,295)
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	70,252	42,652	(16,669)
Interest rate swap agreements termination | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	(18,012)	0
Realized and unrealized gain (loss) on non-designated derivative instruments (note 13)	0	(18,012)	0
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	0	0	0
Foreign currency forward contracts | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	(241)
Realized and unrealized gain (loss) on non-designated derivative instruments (note 13)	398	0	(39)
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	398	0	202
Cross-Currency Interest Rate Contract | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign Currency Transaction Gain (Loss), Realized	(2,546)	(5,294)	(6,588)
Foreign Currency Transaction Gain (Loss), Unrealized	(9,881)	4,705	26,832
Foreign Currency Transaction Gain (Loss), before Tax, Total	(12,427)	(589)	20,244
Cross Currency Swap Agreement Terminaton | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign Currency Transaction Gain (Loss), Realized	0	(2,470)	(33,844)
Foreign Currency Transaction Gain (Loss), Unrealized	0	0	0
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ 0	$ (2,470)	$ (33,844)